FINANCIAL RISK MANAGEMENT (Details) - CAD ($)	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	May 01, 2021	Jul. 31, 2020
FINANCIAL RISK MANAGEMENT
Amounts payable and other liabilities	$ 121,328		$ 20,423
Due to related party	22,099		2,656
Lease liability	3,492	$ 10,169	16,459	$ 22,385	$ 32,753	$ 41,333	$ 48,799	$ 49,475	$ 0
Total	146,919		39,538
Within One Year
FINANCIAL RISK MANAGEMENT
Amounts payable and other liabilities	121,328		12,423
Due to related party	22,099		2,656
Lease liability	3,492		12,968
Total	146,919		28,047
One to Five Years
FINANCIAL RISK MANAGEMENT
Amounts payable and other liabilities	0		8,000
Due to related party	0		0
Lease liability	0		3,491
Total	$ 0		$ 11,491